Operating Segments (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Disclosure of geographical areas [line items]
Revenue	€ 53,360	$ 56,908	€ 45,721	[1]	€ 9,645
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	1,119		1,016		1,066
Italy [Member]
Disclosure of geographical areas [line items]
Revenue	0		0		0
Netherlands [Member]
Disclosure of geographical areas [line items]
Revenue	12,640		12,686		6,002
Spain (including Talasol Project) [Member]
Disclosure of geographical areas [line items]
Revenue	€ 39,601		€ 32,019		€ 2,577

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.